Common Stock and Additional Paid-in Capital - Dividends (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Feb. 06, 2018	Feb. 27, 2017	Apr. 11, 2017	Jul. 07, 2017	Oct. 16, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends Payable [Line Items]
Payment of dividends		$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 10,001	$ 0	$ 20,526
Date of dividend record		Mar. 15, 2017	May 01, 2017	Jul. 20, 2017	Oct. 27, 2017
Date of dividend payment		Mar. 30, 2017	May 12, 2017	Aug. 02, 2017	Nov. 13, 2017
Subsequent Event
Dividends Payable [Line Items]
Payment of dividends	$ 2,500
Date of dividend record	Feb. 20, 2018
Date of dividend payment	Mar. 06, 2018